--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






                        NEW YORK STATE OPPORTUNITY FUNDS
                        --------------------------------


                              NEW YORK EQUITY FUND
                              --------------------










                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2002
                                   (UNAUDITED)












   INVESTMENT ADVISER                                     ADMINISTRATOR
   ------------------                                     -------------
  PINNACLE ADVISORS LLC                             ULTIMUS FUND SOLUTIONS, LLC
   5710 Commons Park                                      P.O. Box 46707
East Syracuse, New York 13057                       Cincinnati, Ohio 45246-0707
                                                           1.888.899.8344





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NEW YORK EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2002
                                   (UNAUDITED)

ASSETS
  Investment securities, at value (Cost $6,760,856)               $   3,046,839
  Dividends receivable                                                      203
  Receivable for capital shares sold                                     10,515
  Receivable from Advisor (Note 3)                                       35,472
  Other assets                                                           17,058
                                                                     ----------
         TOTAL ASSETS                                                 3,110,087
                                                                     ----------

LIABILITIES
  Payable for capital shares redeemed                                    13,721
  Payable to affiliates (Note 3)                                          6,000
  Other accrued expenses                                                  7,506
                                                                     ----------
         TOTAL LIABILITIES                                               27,227
                                                                     ----------

NET ASSETS                                                        $   3,082,860
                                                                     ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                 $  11,204,186
  Accumulated net investment loss                                       (29,471)
  Accumulated net realized losses from
  security transactions                                              (4,377,838)
  Net unrealized depreciation on investments                         (3,714,017)
                                                                     ----------
NET ASSETS                                                        $   3,082,860
                                                                     ==========

Shares of beneficial interest outstanding
 (unlimited number of shares authorized, no par value)                  711,223
                                                                     ==========

Net asset value and redemption price per share                    $        4.33
                                                                     ==========

Maximum offering price per share ($4.33/95.25%) (Note 1)          $        4.55
                                                                     ==========




                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                       $      13,771
                                                                     ----------

EXPENSES
  Investment advisory fees (Note 3)                                      21,840
  Professional fees                                                      15,593
  Accounting services fees (Note 3)                                      11,875
  Administrative services fees (Note 3)                                   9,500
  Insurance expense                                                       8,373
  Transfer agent and shareholder services fees (Note 3)                   7,125
  Distribution fees (Note 3)                                              5,421
  Trustees' fees and expenses                                             4,500
  Postage and supplies                                                    4,029
  Custodian fees                                                          3,454
  Registration fees                                                       2,693
  Amortization of organization expenses                                   1,246
  Printing of shareholder reports                                           605
  Other expenses                                                          2,318
                                                                     ----------
         TOTAL EXPENSES                                                  98,572
  Fees waived and expenses reimbursed by the Advisor (Note 3)           (55,330)
                                                                     ----------
         NET EXPENSES                                                    43,242
                                                                     ----------

NET INVESTMENT LOSS                                                     (29,471)
                                                                     ----------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
  Net realized losses from security transactions                       (782,052)
  Net change in unrealized appreciation/
   depreciation on investments                                       (2,323,912)
                                                                     ----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                    (3,105,964)
                                                                     ----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $  (3,135,435)
                                                                     ==========



                 See accompanying notes to financial statements.


                                       NEW YORK EQUITY FUND
                                STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                                ENDED
                                                            SEPTEMBER 30,
                                                                2002             YEAR ENDED
                                                            (UNAUDITED)        MARCH 31, 2002
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                      $   (29,471)          $  (122,070)
  Net realized losses from security transactions              (782,052)           (1,986,152)
  Net change in unrealized appreciation/
  depreciation on investments                               (2,323,912)              (74,784)
                                                           -----------           -----------
Net decrease in net assets from operations                  (3,135,435)           (2,183,006)
                                                           -----------           -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    152,918               902,523
  Payments for shares redeemed                                (512,771)             (688,954)
                                                           -----------           -----------
Net increase (decrease) in net assets from
 capital share transactions                                   (359,853)              213,569
                                                           -----------           -----------

TOTAL DECREASE IN NET ASSETS                                (3,495,288)           (1,969,437)

NET ASSETS
  Beginning of period                                        6,578,148             8,547,585
                                                           -----------           -----------
  End of period                                            $ 3,082,860           $ 6,578,148
                                                           ===========           ===========

CAPITAL SHARE ACTIVITY
  Shares sold                                                   28,981                83,359
  Shares redeemed                                              (79,583)              (74,661)
                                                           -----------           -----------
  Net increase (decrease) in shares outstanding                (50,602)                8,698
  Shares outstanding, beginning of period                      761,825               753,127
                                                           -----------           -----------
  Shares outstanding, end of period                            711,223               761,825
                                                           ===========           ===========


            See accompanying notes to financial statements.


                                                        NEW YORK EQUITY FUND
                                                        FINANCIAL HIGHLIGHTS


                                           Selected per Share Data and Ratios for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                         SEPTEMBER 30,  YEAR ENDED     YEAR ENDED   YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                              2002       MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
                                          (UNAUDITED)      2002          2001          2000           1999         1998 (a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $     8.63    $    11.35    $    19.27   $     14.15     $     12.58    $    10.00
                                          ----------    ----------    ----------   -----------     -----------    ----------

Income from investment operations:
 Net investment loss                           (0.04)        (0.16)        (0.15)        (0.17)          (0.05)        (0.01)
 Net realized and unrealized gains (losses)
  on investments                               (4.26)        (2.56)        (6.49)         5.58            1.69          2.59
                                          ----------    ----------    ----------   -----------     -----------    ----------
Total from investment operations               (4.30)        (2.72)        (6.64)         5.41            1.64          2.58
                                          ----------    ----------    ----------   -----------     -----------    ----------

Distributions from net realized gains           --            --           (1.28)        (0.29)          (0.07)         --
                                          ----------    ----------    ----------   -----------     -----------    ----------

Net asset value at end of period          $     4.33    $     8.63    $    11.35   $     19.27     $     14.15        $12.58
                                          ==========    ==========    ==========   ===========     ===========    ==========

TOTAL RETURN (b)                              -49.83%(d)    -23.96%       -36.38%        38.55%          13.07%        25.80%(d)
                                          ==========    ==========    ==========   ===========     ===========    ==========

Net assets at end of period               $3,082,860    $6,578,148    $8,547,585   $10,059,690     $ 6,296,704    $1,581,185
                                          ==========    ==========    ==========   ===========     ===========    ==========


Ratio of net expenses to average
 net assets (c)                                 1.99%(e)      2.06%         2.08%         1.98%           1.97%         1.93%(e)

Ratio of net investment loss to
 average net assets                            -1.36%(e)     -1.55%        -0.91%        -1.15%          -0.60%        -0.20%(e)

Portfolio turnover rate                           42%(e)       106%          224%          154%             96%           25%(d)



(a) Represents the period from the initial public offering of shares (May 12, 1997) through March 31, 1998.

(b)  Total returns shown exclude the effect of applicable sales loads.

(c) Ratios of expense to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the Advisor, would have been 4.53%(e), 3.12%, 2.49%, 2.74%, 4.49% and 13.85%(e) for the periods ended September 30, 2002 and March 31, 2002, 2001, 2000, 1999 and 1998, respectively (Note 3).

(d)  Not annualized.

(e)  Annualized.



                 See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2002
                                   (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS - 89.5%                                    VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY - 6.6%
   17,500     AOL Time Warner, Inc. (a)                            $   204,750
                                                                   -----------

              ENERGY - 4.7%
   30,000     Plug Power, Inc.(a)                                      143,610
                                                                   -----------
              FINANCIAL - 24.8%
    3,000     Bank of New York Co., Inc.                                86,220
    2,000     Bear Stearns Cos., Inc.                                  112,800
    3,000     Citigroup, Inc.                                           88,950
    1,500     Goldman Sachs Group, Inc.                                 99,045
    2,500     J.P. Morgan Chase & Co.                                   47,475
    2,500     Lehman Brothers Holdings, Inc.                           122,625
    1,250     M&T Bank Corp.                                            98,513
    3,000     Morgan Stanley Dean Witter & Co.                         101,640
      172     Travelers Property Casualty Corp. - Class A (a)            2,270
      355     Travelers Property Casualty Corp. - Class B (a)            4,803
                                                                   -----------
                                                                       764,341
                                                                   -----------
              HEALTHCARE - 4.0%
    2,000     Barr Laboratories, Inc. (a)                              124,580
                                                                   -----------

              INDUSTRIALS - 10.3 %
  125,000     Mechanical Technology, Inc. (a)                          160,000
    6,500     Paychex, Inc.                                            158,080
                                                                   -----------
                                                                       318,080
                                                                   -----------
              INFORMATION TECHNOLOGY - 28.8%
   30,000     Anaren Microwave, Inc. (a)                               246,600
  400,000     AppliedTheory Corp. (a)                                    2,400
  350,000     CopyTele, Inc. (a)                                        77,000
  175,000     Corning, Inc.                                            280,000
  150,000     Lucent Technologies, Inc. (a)                            114,000
   10,000     Powerwave Technologies, Inc. (a)                          33,900
   17,500     Symbol Technologies, Inc.                                134,225
                                                                   -----------
                                                                       888,125
                                                                   -----------
              MATERIALS - 2.8%
    5,000     Albany Molecular Research, Inc. (a)                       85,150
                                                                   -----------

              TELECOMMUNICATIONS SERVICES - 7.5%
  100,000     Terayon Communication Sytems, Inc. (a)                   232,000
                                                                   -----------

              TOTAL COMMON STOCKS (Cost $6,242,397)                $ 2,760,636
                                                                   -----------


                See accompanying notes to financial statements.

                               NEW YORK EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               SEPTEMBER 30, 2002
                                   (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES     EXCHANGE-TRADED FUNDS - 7.4%                             VALUE
--------------------------------------------------------------------------------

   11,000     Nasdaq-100 Index Tracking Stock (a) (Cost $459,956)  $   227,700
                                                                   -----------

--------------------------------------------------------------------------------
   SHARES     MONEY MARKET SECURITIES - 1.9%                           VALUE
--------------------------------------------------------------------------------

              Milestone Treasury Obligations Portfolio -
   58,503      Investor Shares (Cost $58,503)                      $    58,503
                                                                   -----------

              TOTAL INVESTMENTS AT VALUE - 98.8%
               (Cost $6,760,856)                                   $ 3,046,839

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%              36,021
                                                                   -----------

              NET ASSETS - 100.0%                                  $ 3,082,860
                                                                   ===========



 (a) Non-income producing security.


                  See accompanying notes to financial statements.

                              NEW YORK EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2002
                                   (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES

     The New York Equity Fund (the "Fund") is a non-diversified series of The New York State Opportunity Funds (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on November 20, 1996. The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the "Advisor") purchased the initial shares of the Fund at $10 per share. The Fund began the public offering of shares on May 12, 1997.

     The Fund seeks to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.98% of the net asset value (or 4.75% of the offering price). The redemption price per share is equal to the net asset value per share.

     ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and have been amortized on a straight-line basis over five years. As of September 30, 2002, organization costs had been fully amortized.

     INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               SEPTEMBER 30, 2002
                                   (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (Continued)

     SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales. For the six months ended September 30, 2002 and the year ended March 31, 2002, no distributions were required.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               SEPTEMBER 30, 2002
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

     As of March 31, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $3,060,079, of which $883,673 expire on March 31, 2009 and $2,176,406 expire on March 31, 2010. In addition, the Fund had net realized capital losses of $456,833 during the period from November 1, 2001 through March 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2003. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

     The tax character of distributable earnings at September 30, 2002 was as follows:

        Accumulated                                                                      Total
      Net Investment        Unrealized        Capital Loss            Other          Distributable
           Loss            Depreciation       Carryforwards          Losses            Earnings
     ---------------      --------------     ---------------      --------------    ---------------
      $  (29,471)          $ (3,786,519)     $  (3,060,079)       $  (1,245,257)     $ (8,121,326)


     The following information is based upon the federal income tax cost of portfolio investments of $6,833,358 as of September 30, 2002:

          Gross unrealized appreciation                $    140,154
          Gross unrealized depreciation                  (3,926,673)
                                                       ------------

          Net unrealized depreciation                  $ (3,786,519)
                                                       ============

     The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.


2.   INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $936,697 and $1,372,638, respectively, for the six months ended September 30, 2002.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               SEPTEMBER 30, 2002
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES

     ADVISORY AGREEMENT
     Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million. The Advisor voluntarily waived its entire investment advisory fee of $21,840 and reimbursed the Fund $33,490 of additional operating expenses for the six months ended September 30, 2002.

     The President of the Adviser is also President and a Trustee of the Trust.

     ADMINISTRATION AGREEMENTS
     Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC ("Ultimus") supplies executive, administrative and regulatory services to the Fund, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For the performance of these administrative services, Ultimus receives a monthly fee at an annual rate of .15% of average daily net assets up to $50 million; .125% of such assets from $50 million to $100 million; .100% of such assets from $100 million to $250 million; .075% of such assets from $250 to $500 million; and .050% of such assets in excess of $500 million, subject to a monthly minimum of $2,000. However, until August 2002, Ultimus was providing certain discounts to such fees. Accordingly, during the six months ended September 30, 2002, Ultimus was paid $9,500 for administrative services.

     Certain officers of the Trust are also officers of Ultimus.

     TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
     Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and Ultimus, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund a monthly fee at an annual rate of $17 per account, subject to a minimum of $1,500 per month. However, until August 2002, Ultimus was providing certain discounts to such fees. Accordingly, during the six months ended September 30, 2002, Ultimus was paid $7,125 for transfer agent services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

                              NEW YORK EQUITY FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                               SEPTEMBER 30, 2002
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES (Continued)

     ACCOUNTING SERVICES AGREEMENT
     Under the terms of an Accounting Services Agreement between the Trust and Ultimus, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $2,500, plus an asset based fee equal to 0.01% of average daily net assets from $25 to $500 million and 0.005% of such assets in excess of $500 million. However, until August 2002, Ultimus was providing certain discounts to such fees. Accordingly, during the six months ended September 30, 2002, Ultimus was paid $11,875 for accounting services. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

     UNDERWRITING AGREEMENT
     The principal underwriter of the Fund's shares is Pinnacle Investments, Inc. (the "Underwriter"), an affiliate of the Advisor. During the six months ended September 30, 2002, the Underwriter received underwriter commissions of $754 and broker commissions of $3,507 in connection with the sale of Fund shares.

     PORTFOLIO TRANSACTIONS
     During the six months ended September 30, 2002, all of the Fund's portfolio transactions were executed through the Underwriter. As a result, brokerage commissions of $16,815 were paid by the Fund to the Underwriter.

     DISTRIBUTION PLAN
     The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets. During the six months ended September 30, 2002, the Fund incurred $5,421 in distribution-related expenses under the Plan.